Basic of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Mar. 31, 2021
FDIC insured amount				$ 250,000
Cash equivalents				0
Restricted investments term	185 days		185 days
Accrued for interest and penalties			$ 0	0
Unrecognized tax benefits			$ 0	$ 0
Number of warrants or rights outstanding				10,833,333
Public Warrants [Member]
Number of warrants or rights outstanding				5,500,000
Private Placement Warrants [Member]
Number of warrants or rights outstanding				5,333,333
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount				10,833,333
US Government Securities [Member]
Restricted investments term				185 days
Class A Ordinary Shares [Member]
Investment income				$ 0
Temporary equity, net income				$ 998,000
Temporary equity shares outstanding				25,436,480
Common Class B [Member]
Number of shares forfeited during the period		900,000	900,000	900,000